Segment Reporting - Condensed Consolidated Balance Sheet	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment Reporting – Condensed Consolidated Balance Sheet	Segment Reporting – Condensed Consolidated Income Statement

	Q2 2025				Q2 2024
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
Revenue	311.2	8.9	-4.9	315.2	434.3	9.0	-5.6	437.7
Port expenses, bunkers and commissions	-103.0	—	—	-103.0	-108.4	—	—	-108.4
Other cost of goods and services sold	—	-5.2	3.3	-1.9	—	-6.0	4.0	-2.0
Operating expenses	-64.7	—	0.4	-64.3	-62.9	—	0.2	-62.7
Profit from sale of vessels	4.9	—	0.5	5.4	10.5	—	—	10.5
Administrative expenses	-22.3	-2.2	—	-24.5	-21.8	-2.0	—	-23.8
Other operating income and expenses	-0.1	—	—	-0.1	-0.2	—	—	-0.2
Depreciation and amortization	-51.9	-0.3	—	-52.2	-46.7	-0.1	—	-46.8
Operating profit (EBIT)	74.1	1.2	-0.7	74.6	204.8	0.9	-1.4	204.3

Financial income	3.6	—	—	3.6	7.6	0.1	—	7.7
Financial expenses	-17.8	—	—	-17.8	-18.8	-0.1	—	-18.9
Profit before tax	59.9	1.2	-0.7	60.4	193.6	0.9	-1.4	193.1

Tax	-1.6	-0.1	—	-1.7	1.1	—	—	1.1
Net profit for the period	58.3	1.1	-0.7	58.7	194.7	0.9	-1.4	194.2
Segment Reporting – Condensed Consolidated Income Statement

	Q1-Q2 2025				Q1-Q2 2024				FY 2024
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
Revenue	624.5	28.5	-8.7	644.3	874.6	14.6	-7.5	881.7	1,544.0	29.6	-14.4	1,559.2
Port expenses, bunkers and commissions	-202.3	—	—	-202.3	-218.0	—	—	-218.0	-409.2	—	—	-409.2
Other cost of goods and services sold	—	-18.7	5.7	-13.0	—	-9.7	5.0	-4.7	—	-18.5	9.2	-9.3
Operating expenses	-131.2	—	0.5	-130.7	-119.6	—	0.3	-119.3	-245.6	—	0.5	-245.1
Profit from sale of vessels	14.0	—	0.9	14.9	27.6	—	—	27.6	51.3	—	—	51.3
Administrative expenses	-46.4	-4.1	—	-50.5	-46.1	-3.9	—	-50.0	-87.9	-7.7	—	-95.6
Other operating income and expenses	-0.3	—	—	-0.3	-0.5	0.1	—	-0.4	-0.6	0.1	—	-0.5
Depreciation and amortization	-104.9	-0.5	—	-105.4	-89.7	-0.2	—	-89.9	-191.2	-0.8	—	-192.0
Operating profit (EBIT)	153.4	5.2	-1.6	157.0	428.3	0.9	-2.2	427.0	660.8	2.7	-4.7	658.8

Financial income	7.4	0.1	—	7.5	13.9	0.2	—	14.1	24.7	0.1	—	24.8
Financial expenses	-35.6	-0.1	—	-35.7	-37.0	-0.2	—	-37.2	-73.9	-0.2	—	-74.1
Profit before tax	125.2	5.2	-1.6	128.8	405.2	0.9	-2.2	403.9	611.6	2.6	-4.7	609.5

Tax	-6.5	-0.7	—	-7.2	—	-0.5	—	-0.5	2.5	-0.5	—	2.0
Net profit for the period	118.7	4.5	-1.6	121.6	405.2	0.4	-2.2	403.4	614.1	2.1	-4.7	611.5
Segment Reporting – Condensed Consolidated Balance Sheet

	30 June 2025				30 June 2024				31 December 2024
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
ASSETS
Intangible assets
Goodwill	—	1.8	—	1.8	—	1.8	—	1.8	—	1.7	—	1.7
Other intangible assets	1.4	0.9	—	2.3	1.1	1.1	—	2.2	1.1	0.9	—	2.0
Total intangible assets	1.4	2.7	—	4.1	1.1	2.9	—	4.0	1.1	2.6	—	3.7

Tangible fixed assets
Land and buildings	8.1	0.2	—	8.3	3.8	0.3	—	4.1	8.1	—	—	8.1
Vessels and capitalized dry-docking	2,706.3	—	-14.6	2,691.7	2,545.7	—	-17.0	2,528.7	2,843.9	—	-17.2	2,826.7
Other non-current assets under construction	—	2.2	—	2.2	—	4.2	-0.3	3.9	—	4.8	-0.2	4.6
Other plant and operating equipment	1.4	1.2	—	2.6	2.7	0.8	—	3.5	2.1	1.2	—	3.3
Total tangible fixed assets	2,715.8	3.6	-14.6	2,704.8	2,552.2	5.3	-17.3	2,540.2	2,854.1	6.0	-17.4	2,842.7

Financial assets
Investments in joint ventures	0.1	—	—	0.1	0.1	—	—	0.1	0.1	—	—	0.1
Loan receivables	4.5	—	—	4.5	4.5	—	—	4.5	4.5	—	—	4.5
Deferred tax asset	0.3	—	—	0.3	0.3	—	—	0.3	3.1	—	—	3.1
Other investments	0.1	—	—	0.1	0.5	—	—	0.5	0.2	—	—	0.2
Total financial assets	5.0	—	—	5.0	5.4	—	—	5.4	7.9	—	—	7.9

Total non-current assets	2,722.2	6.3	-14.6	2,713.9	2,558.7	8.2	-17.3	2,549.6	2,863.1	8.6	-17.4	2,854.3

Inventories	66.9	2.6	—	69.5	64.9	4.7	-0.2	69.4	62.6	5.8	—	68.4
Trade receivables	166.6	4.6	-0.3	170.9	240.7	3.8	-0.4	244.1	179.1	4.8	—	183.9
Other receivables	26.0	4.9	—	30.9	40.3	5.1	—	45.4	54.7	4.9	—	59.6
Prepayments	10.3	0.3	—	10.6	11.8	0.4	—	12.2	11.6	0.6	—	12.2
Cash and cash equivalents incl. restricted cash	361.5	8.3	—	369.8	524.2	8.2	—	532.4	284.9	6.3	—	291.2
Current assets excl. assets held for sale	631.3	20.7	-0.3	651.7	881.9	22.2	-0.6	903.5	592.9	22.4	—	615.3

Assets held for sale	31.4	—	-0.3	31.1	12.4	—	—	12.4	—	—	—	—

Total current assets	662.7	20.7	-0.6	682.8	894.3	22.2	-0.6	915.9	592.9	22.4	—	615.3

TOTAL ASSETS	3,384.9	27.0	-15.2	3,396.7	3,453.0	30.4	-17.9	3,465.5	3,456.0	31.0	-17.4	3,469.6
Segment Reporting – Condensed Consolidated Balance Sheet

	30 June 2025				30 June 2024				31 December 2024
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
EQUITY AND LIABILITIES
Total equity	2,102.9	15.8	-11.4	2,107.3	2,041.0	10.0	-7.3	2,043.7	2,072.9	11.7	-9.8	2,074.8

Liabilities
Non-current tax liability related to held-over gains	45.2	—	—	45.2	45.2	—	—	45.2	45.2	—	—	45.2
Deferred tax liability	—	0.3	—	0.3	2.2	0.2	—	2.4	—	0.3	—	0.3
Borrowings	969.1	0.7	—	969.8	1,081.5	1.5	—	1,083.0	1,060.8	0.2	—	1,061.0
Other non-current liabilities	7.4	0.6	—	8.0	3.0	0.5	—	3.5	2.3	0.6	—	2.9
Total non-current liabilities	1,021.7	1.6	—	1,023.3	1,131.9	2.2	—	1,134.1	1,108.3	1.1	—	1,109.4

Borrowings	154.3	1.9	—	156.2	172.2	2.8	—	175.0	163.5	1.8	—	165.3
Trade payables	43.4	1.8	—	45.2	45.2	2.3	-0.1	47.4	46.2	3.8	—	50.0
Current tax liabilities	1.1	0.2	—	1.3	1.1	0.4	—	1.5	0.4	0.3	—	0.7
Other liabilities	56.7	0.7	-0.3	57.1	56.6	0.8	-0.3	57.1	60.7	0.6	—	61.3
Provisions	—	0.7	—	0.7	—	0.6	—	0.6	—	0.6	—	0.6
Prepayments from customers	4.8	4.3	-3.5	5.6	5.0	11.3	-10.2	6.1	4.0	11.1	-7.6	7.5
Total current liabilities	260.3	9.6	-3.8	266.1	280.1	18.2	-10.6	287.7	274.8	18.2	-7.6	285.4

Total liabilities	1,282.0	11.2	-3.8	1,289.4	1,412.0	20.4	-10.6	1,421.8	1,383.1	19.3	-7.6	1,394.8

TOTAL EQUITY AND LIABILITIES	3,384.9	27.0	-15.2	3,396.7	3,453.0	30.4	-17.9	3,465.5	3,456.0	31.0	-17.4	3,469.6